INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of income tax expense (benefit)
	2015	2014
Current
Federal	$—	$—
State	—	—
Deferred	(67)	82
Change in deferred tax asset valuation allowance	—	(1,790)

Total	$(67)	$(1,708)

Schedule of effective tax rates differ from federal statutory rates applied to financial statement income

	2015	2014

Income tax at federal statutory rate (34%)	$6	$134
Effect of:
Bank owned life insurance	(65)	(66)
State tax expense (benefit), net of federal tax effect	(9)	10
Other, net	1	4
Change in deferred tax asset valuation allowance	—	(1,790)

Total	$(67)	$(1,708)

Effective tax rate	NA	NA

Schedule of net deferred tax assets included in other assets in the consolidated statements of financial condition

	2015	2014
Deferred tax assets
Allowance for loan losses	$386	$432
Accrued expenses	725	664
Reserve for uncollectible interest	8	31
OREO valuation allowances	1	137
Unrealized gain on securities available-for-sale	142	14
Net operating loss carryforwards	1,927	1,734
Other, net	—	7

	3,189	3,019
Deferred tax liabilities
Premises and equipment	(296)	(331)
FHLB stock dividends	(93)	(127)
Deferred loan fees	(89)	(79)
Other, net	(33)	—

	(511)	(537)

Net deferred tax asset	$2,678	$2,482